SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In accordance with ASC 855 “Subsequent Events,” Company management reviewed all material events through the date this report was issued, and the following subsequent events took place.

Issuance of a Non-Convertible Promissory Note

On October 23, 2019, an investor (the “Lender”) of the Company subscribed for a non-convertible promissory note (the “Note”) and loaned to the Company $50,000 (the “Loan”).

The Note bears interest at a fixed rate of 14% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the Maturity Date. The principal amount and any accrued and unpaid interest due under the Note is payable on October 21, 2020 (the “Maturity Date”).

The Note contains customary events of default, which, if uncured, entitle the Lender to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, its Note.

Consulting Agreements

On October 1, 2019, the Company entered into a three-month agreement with an advisor for consulting services. Pursuant to the agreement, the Company shall pay the advisor 4,000 shares of common stock a month.

On October 7, 2019, the Company entered into a three-month agreement with an advisor for consulting services. Pursuant to the agreement, the Company shall pay the advisor 7,500 shares of common stock a month.

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855 “Subsequent Events,” Company management reviewed all material events through the date this report was issued and the following subsequent events took place.

Issuance of Options

On January 14, 2019, the Board of Directors approved the issuance of options to purchase an aggregate of 800,000 and 200,000 share of common stock to Boris Goldstein and Vadim Sakharov, respectively. The options have an exercise price of $0.75 per share which will vest over a 24-month period as follows: 25% (or 200,000 and 50,000, respectively) shall vest six months after the grant date with the remaining options will vest on a monthly basis at a rate of 1/24th per month. The options will expire on January 14, 2029.

Appointment of new Chief Executive Officer and Issuance of Options

On January 25, 2019, the Company appointed Jesse W. Crowne as the Company’s new Chief Executive Officer. In connection with this appointment, the Company and Mr. Crowne entered into an employment agreement effective as of January 25, 2019. As part of his compensation, Mr. Crowne received options to purchase 800,000 shares of the Company’s common stock at an exercise price of $0.75 per share of which, 200,000 vest on the one year anniversary of the date of grand ant the remaining 600,000 shares vest ratably on a quarterly basis over the following two years. The options will expire January 25, 2029. Under certain circumstances, the Company would be obligated to grant options to purchase an additional 200,000 shares at substantially similar terms.

Issuance of Convertible Debt under New Debt Offering

In January 2019, the Company commenced an offering of up to $500,000 pursuant to which the Company will issue convertible notes to investors. On January 18, 2019 and February 5, 2019, the Company issued two such convertible notes payable to two investors for $130,000 and $100,000, respectively. The notes bear interest at a fixed rate of 10% per annum, computed based on a 360-day year and mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,0000 (“Qualified Financing”) or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note.

The notes are convertible into equity of the Company following events on the following terms: with no action on the part of the note holder upon the consummation of a qualified financing, the debt will be converted to new round stock based on the product of the outstanding principal and accrued interest multiplied by 1.35 , then divided by the accrual per share price of the new round stock. If a change of control occurs or if the Company completes a firmly underwritten public offering of its common stock prior to the qualified financing the notes would, at the election of the holders of a majority of the outstanding principal of the notes, be wither payable on demand as of the closing of such change of control or IPO or convertible into shares of common stock immediately prior to such change of control transaction or IPO transaction at a price per share equal to the lesser of the par share value of the common stock as determined by the Company’s Board of Directors or the per share consideration to be received by the holders of the common stock in such change of control or IPO transaction.

In the event that the Company consummates a financing prior to the Maturity Date, other than a Qualified Financing, and the economic terms thereof are more favorable to the investors in such financing than the terms of the Note, the Note shall automatically be amended to reflect such more favorable economic terms.